Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document And Entity Information
Document Type	S-4
Amendment Flag	false
Document Period End Date	Jun. 30, 2013
Entity Registrant Name	Magnum Hunter Resources Corp
Entity Central Index Key	0001335190
Entity Filer Category	Large Accelerated Filer